Correction of errors (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Profit before income taxes	¥ 26,188	¥ 44,376	¥ 57,169
Credit impairment losses	(66,904)	(3,580)	(6,360)
Operating profit before changes in working capital	94,599	48,397	64,054
Interest receivables	4,933	(19,487)	(16,443)
Interest payable	1,310	602	(675)
Other payable	9,386	24,032	4,320
Net cash generated/(used) by operating activities	27,942	(56,026)	(174,971)
Net cash generated/(used) by operating activities	27,266	(70,419)	(196,430)
Cash flow from investing activities
Net cash used in investing activities	(18,385)	(14,928)
Cash flow from financing activities
Share issuance expenses		15,627
Proceeds received from shareholders' loans	5,000	52,600	50,000
Repayment of shareholders' loans	5,000	42,600	60,000
Proceeds received from loans payable	308,629	363,700	336,240
Repayment of loans payable	414,924	347,800	274,990
Net cash generated by financing activities	¥ (26,795)	10,273	227,480
As previously reported [Member]
Cash flow from operating activities
Profit before income taxes		48,202
Credit impairment losses		6,402
Operating profit before changes in working capital		55,045
Interest receivables		(22,309)
Loans receivable
Interest payable		1,333
Other payable		13,046
Net cash generated/(used) by operating activities		58,585	38,167
Net cash generated/(used) by operating activities		44,192	16,708
Cash flow from investing activities
Originated loan disbursements		(397,190)	(446,264)
Repayments of loans from customers		276,150	233,126
Net cash used in investing activities		(135,968)	(213,138)
Cash flow from financing activities
Share issuance expenses		(9,198)
Proceeds received from shareholders' loans		14,000	2,000
Repayment of shareholders' loans		(4,000)	(2,000)
Proceeds received from loans payable		402,300	384,240
Repayment of loans payable		(386,400)	(332,990)
Net cash generated by financing activities		16,702
Adjustments [Member]
Cash flow from operating activities
Profit before income taxes		(3,826)
Credit impairment losses
Operating profit before changes in working capital		(3,826)
Interest receivables
Loans receivable
Interest payable		(731)
Other payable		10,986
Net cash generated/(used) by operating activities		6,429
Net cash generated/(used) by operating activities		6,429
Cash flow from investing activities
Originated loan disbursements
Repayments of loans from customers
Net cash used in investing activities
Cash flow from financing activities
Share issuance expenses		(6,429)
Proceeds received from shareholders' loans
Repayment of shareholders' loans
Proceeds received from loans payable
Repayment of loans payable
Net cash generated by financing activities		(6,429)
Other impacts [Member]
Cash flow from operating activities
Profit before income taxes
Credit impairment losses		(2,822)
Operating profit before changes in working capital		(2,822)
Interest receivables		2,822
Loans receivable		(121,040)	(213,138)
Interest payable
Other payable
Net cash generated/(used) by operating activities		(121,040)	(213,138)
Net cash generated/(used) by operating activities		(121,040)	(213,138)
Cash flow from investing activities
Originated loan disbursements		397,190	446,264
Repayments of loans from customers		(276,150)	(233,126)
Net cash used in investing activities		121,040	213,138
Cash flow from financing activities
Share issuance expenses
Proceeds received from shareholders' loans		38,600	48,000
Repayment of shareholders' loans		(38,600)	(58,000)
Proceeds received from loans payable		(38,600)	(48,000)
Repayment of loans payable		38,600	58,000
Net cash generated by financing activities
As currently reported [Member]
Cash flow from operating activities
Profit before income taxes		44,376
Credit impairment losses		3,580
Operating profit before changes in working capital		48,397
Interest receivables		(19,487)
Loans receivable		(121,040)	(213,138)
Interest payable		602
Other payable		24,032
Net cash generated/(used) by operating activities		(56,026)	(174,971)
Net cash generated/(used) by operating activities		(70,419)	(196,430)
Cash flow from investing activities
Originated loan disbursements
Repayments of loans from customers
Net cash used in investing activities		(14,928)
Cash flow from financing activities
Share issuance expenses		(15,627)
Proceeds received from shareholders' loans		52,600	50,000
Repayment of shareholders' loans		(42,600)	(60,000)
Proceeds received from loans payable		363,700	336,240
Repayment of loans payable		(347,800)	¥ (274,990)
Net cash generated by financing activities		¥ 10,273